Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 33,731	$ 39,013
Trading
Trading securities	148,023	136,071
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	311,033	313,015
Loans	672,563	660,992
Derivatives
Derivatives	110,917	113,488
Deposits
Personal	348,304	343,052
Business and government	660,064	624,311
Bank	46,229	44,522
Other
Obligations related to securities sold short	32,569	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	274,907	274,231
Derivatives
Total derivatives	106,071	109,927
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(787)	(657)
Financial assets	(787)	(657)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(787)	(657)
Financial liabilities	(787)	(657)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	61,776	57,161
Investment
Investment securities	969	845
Derivatives
Total gross derivatives, assets	2,484	4,459
Other assets	1,399	1,154
Financial assets	66,628	63,619
Other
Obligations related to securities sold short	13,279	12,484
Derivatives
Total gross derivatives, liabilities	3,111	5,734
Other liabilities	130	118
Financial liabilities	16,520	18,336
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	18,440	21,603
Trading
Trading securities	84,838	77,573
Investment
Investment securities	75,297	80,553
Assets purchased under reverse repurchase agreements and securities borrowed	253,348	264,394
Loans	10,613	8,747
Derivatives
Total gross derivatives, assets	108,712	109,084
Other assets	2,272	2,207
Financial assets	553,520	564,161
Deposits
Personal	16,858	17,061
Business and government	128,391	107,855
Bank	13,765	18,015
Other
Obligations related to securities sold short	19,290	16,801
Obligations related to assets sold under repurchase agreements and securities loaned	250,747	255,922
Derivatives
Total gross derivatives, liabilities	102,574	103,421
Other liabilities	1	10
Financial liabilities	531,626	519,085
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,409	1,337
Investment
Investment securities	511	522
Loans	1,113	1,070
Derivatives
Total gross derivatives, assets	508	602
Other assets	9	53
Financial assets	3,550	3,584
Deposits
Personal	169	139
Derivatives
Total gross derivatives, liabilities	1,173	1,429
Other liabilities	13	38
Financial liabilities	1,355	1,606
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	8,176	12,773
Investment
Investment securities	865	647
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,707	3,012
Investment
Investment securities	1,933	1,894
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	12,179	11,562
Investment
Investment securities	2,785	3,233
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	594	1,508
Investment
Investment securities	58	160
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	39,321	35,029
Investment
Investment securities	35,465	38,364
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	39	44
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,653	3,085
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,982	3,380
Investment
Investment securities	6,263	7,345
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	78	39
Investment
Investment securities	2,140	2,343
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	21	27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	401	526
Investment
Investment securities	759	854
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2	2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	24,556	21,464
Investment
Investment securities	18,922	18,954
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	36	30
Investment
Investment securities	154	160
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	49,353	39,795
Investment
Investment securities	46	38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,614	2,561
Investment
Investment securities	147	152
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,332	1,261
Investment
Investment securities	336	335
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	6,883	7,414
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets		1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	46,829	53,720
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	386	501
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	46,696	39,246
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	75	57
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	468	463
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,484	4,458
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	15,591	16,767
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	39	36
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(872)	(1,112)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	8	8
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	40,349	46,723
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,029	1,089
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	44,189	38,210
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	33	35
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	586	531
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,111	5,734
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	17,400	18,041
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	139	337
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	50	(84)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(28)	(32)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	18,440	21,603
Trading
Trading securities	148,023	136,071
Investment
Investment securities	76,777	81,920
Assets purchased under reverse repurchase agreements and securities borrowed	253,348	264,394
Loans	11,726	9,817
Derivatives
Total gross derivatives, assets	111,704	114,145
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(787)	(657)
Derivatives	110,917	113,488
Other assets	3,680	3,414
Financial assets	622,911	630,707
Deposits
Personal	17,027	17,200
Business and government	128,391	107,855
Bank	13,765	18,015
Other
Obligations related to securities sold short	32,569	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	250,747	255,922
Derivatives
Total gross derivatives, liabilities	106,858	110,584
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(787)	(657)
Total derivatives	106,071	109,927
Other liabilities	144	166
Financial liabilities	548,714	538,370
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	2,377	2,155	$ 2,141	$ 1,794
Derivatives
Financial liabilities	(182)	(177)	$ (327)	$ (216)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	10,883	15,785
Investment
Investment securities	2,798	2,541
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	12,179	11,562
Investment
Investment securities	2,785	3,233
Recurring [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	39,954	36,581
Investment
Investment securities	35,523	38,524
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,635	6,465
Investment
Investment securities	6,263	7,345
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	78	39
Investment
Investment securities	2,161	2,370
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	403	528
Investment
Investment securities	759	854
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	24,592	21,494
Investment
Investment securities	19,076	19,114
Recurring [member] | Equity securities [member]
Trading
Trading securities	53,299	43,617
Investment
Investment securities	529	525
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	6,883	7,414
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	47,215	54,222
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	46,771	39,303
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	468	463
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	18,114	21,261
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(864)	(1,104)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	41,378	47,812
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	44,222	38,245
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	586	531
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	20,650	24,112
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ 22	$ (116)